Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	1,000	1,000	1,000
Common stock, shares issued	1,000	1,000	1,000
Common stock, shares outstanding	1,000	1,000	1,000
Crescent Acquisition Corp
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Class A | Crescent Acquisition Corp
Temporary equity, shares issued	20,569,754	19,942,298	21,670,845
Temporary equity, per share	$ 10.00	$ 10.00	$ 10.00
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	4,418,008	5,057,702	3,329,155
Common stock, shares outstanding	4,418,008	5,057,702	3,329,155
Temporary equity, shares issued	20,569,754	19,942,298	21,670,845
Class F | Crescent Acquisition Corp
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	25,000,000	25,000,000	25,000,000
Common stock, shares issued	6,250,000	6,250,000	6,250,000
Common stock, shares outstanding	6,250,000	6,250,000	6,250,000